Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Current assets:
Cash and cash equivalents	$ 5,429	$ 3,423	$ 8,881
Marketable securities	3,653	24,579	21,630
Prepaid expenses	688	633	791
Accounts receivable	$ 661	370	957
Inventories		84	20
Other current assets	$ 513	240	157
Total current assets	10,944	29,329	32,436
Property and equipment, net	2,369	2,996	4,633
Other assets	98	99	109
Total long-term assets		3,095	4,742
Total assets	13,411	32,424	37,178
Current liabilities:
Accounts payable and accrued expenses	3,157	4,278	$ 3,825
Deferred revenue		356
Deferred rent		18	$ 18
Other current liabilities	797
Current portion of long-term debt	28	70	154
Total current liabilities	3,982	4,722	3,997
Deferred rent		75	93
Other non-current liabilities	$ 61
Long-term debt, net of current portion		18	82
Total liabilities	$ 4,043	$ 4,815	$ 4,172
Commitments and contingencies
Stockholders' equity:
Common stock and additional paid in capital, $0.01 par value; 240,000,000 shares authorized; 6,032,222 shares issued and outstanding at May 31, 2015; 6,024,108 shares issued and outstanding at August 31, 2014	$ 333,886
Common Stock, $0.01 par value; 240,000,000 shares authorized; 6,024,108 shares issued and outstanding at August 31, 2014; 490,000,000 shares authorized; 3,112,147 shares issued and outstanding at August 31, 2013		$ 482	$ 248
Additional paid-in capital		331,627	308,038
Accumulated other comprehensive loss	(631)	(595)	(696)
Accumulated deficit	(323,887)	(303,905)	(274,584)
Total stockholders' equity	9,368	27,609	33,006
Total liabilities and stockholders' equity	$ 13,411	$ 32,424	$ 37,178